                                              MARCH 23, 2001 SUPPLEMENT TO THE
                                              GOLD TRACK ANNUITY PROSPECTUS
                                              DATED MAY 1, 2000

THE FOLLOWING INFORMATION REPLACES "AMERICAN ODYSSEY FUNDS, INC." AND THE LIST OF FUNDS BELOW IT ON THE COVER OF THE PROSPECTUS:

AMERICAN ODYSSEY FUNDS, INC.
     Core Equity Fund
     Emerging Opportunities Fund
     Global High-Yield Bond Fund*
     Intermediate-Term Bond Fund*
     International Equity Fund
     Long-Term Bond Fund*

*The Board of Directors of American Odyssey Funds, Inc. approved a merger and reorganization plan on February 7, 2001. If contract owners approve the merger, effective April 27, 2001, the assets and stated liabilities of the Global High-Yield Bond Fund and the Intermediate-Term Bond Fund, both of American Odyssey Funds, Inc. will merge into the Long-Term Bond Fund of American Odyssey Funds, Inc. Therefore, as of April 27, 2001, Global High-Yield Bond Fund and Intermediate-Term Bond Fund are no longer available as funding options.


THE FOLLOWING INFORMATION SUPPLEMENTS "AMERICAN ODYSSEY FUNDS, INC" AND THE INFORMATION THAT FOLLOWS IT IN THE "FUNDING OPTION EXPENSES" TABLE, THE "EXAMPLE WITH DEFERRED SALES CHARGE" TABLE, THE "EXAMPLE WITH SURRENDER CHARGE" TABLE AND THE "FUNDING OPTIONS" SECTION:

       Effective April 27, 2001, the assets and stated liabilities of Global High-Yield Bond Fund and Intermediate-Term Bond Fund of American Odyssey Funds, Inc. will merge into the Long-Term Bond Fund of American Odyssey Funds, Inc. Accordingly, all references to Global High-Yield Bond Fund and Intermediate-Term Bond Fund are deleted as of that date. All expenses reflected in the above mentioned tables are based upon the fees and assets of Long-Term Bond Fund as of 12/31/99 and not the assets of the combined funds.





L-12938                                                           March 23, 2001

                                          MARCH 23, 2001 SUPPLEMENT TO THE
                                          GOLD TRACK SELECT ANNUITY PROSPECTUS
                                          DATED MAY 1, 2000


THE FOLLOWING INFORMATION REPLACES "AMERICAN ODYSSEY FUNDS, INC." AND THE LIST OF FUNDS BELOW IT ON THE COVER OF THE PROSPECTUS:

AMERICAN ODYSSEY FUNDS, INC.
     Core Equity Fund
     Emerging Opportunities Fund
     Global High-Yield Bond Fund*
     Intermediate-Term Bond Fund*
     International Equity Fund
     Long-Term Bond Fund*

*The Board of Directors of American Odyssey Funds, Inc. approved a merger and reorganization plan on February 7, 2001. If contract owners approve the merger, effective April 27, 2001, the assets and stated liabilities of the Global High-Yield Bond Fund and the Intermediate-Term Bond Fund, both of American Odyssey Funds, Inc. will merge into the Long-Term Bond Fund of American Odyssey Funds, Inc. Therefore, as of April 27, 2001, Global High-Yield Bond Fund and Intermediate-Term Bond Fund are no longer available as funding options.


THE FOLLOWING INFORMATION SUPPLEMENTS "AMERICAN ODYSSEY FUNDS, INC" AND THE INFORMATION THAT FOLLOWS IT IN THE "FUNDING OPTION EXPENSES" TABLE, THE "EXAMPLE WITH SURRENDER CHARGE" TABLE AND THE "FUNDING OPTIONS" SECTION:

       Effective April 27, 2001, the assets and stated liabilities of Global High-Yield Bond Fund and Intermediate-Term Bond Fund of American Odyssey Funds, Inc. will merge into the Long-Term Bond Fund of American Odyssey Funds, Inc. Accordingly, all references to Global High-Yield Bond Fund and Intermediate-Term Bond Fund are deleted as of that date. All expenses reflected in the above mentioned tables are based upon the fees and assets of Long-Term Bond Fund as of 12/31/99 and not the assets of the combined funds.





L-12939                                                           March 23, 2001